Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 06, 2016
Registrant Name	Absolute Shares Trust
Central Index Key	0001591939
Amendment Flag	false
Document Creation Date	Dec. 06, 2016
Document Effective Date	Dec. 06, 2016
Prospectus Date	Dec. 06, 2016
WBI Power FactorTM High Dividend ETF | WBI Power Factor High Dividend ETF
Prospectus:
Trading Symbol	WBIY